UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2014

Date of reporting period:  August 31, 2014

Item 1. Reports to Stockholders.

Annual Report

Experienced People Consistent Philosophy Disciplined Process

Geneva Advisors Funds

Geneva Advisors All Cap Growth Fund
Class R Shares (GNVRX)
Class I Shares (GNVIX)

Geneva Advisors Equity Income Fund
Class R Shares (GNERX)
Class I Shares (GNEIX)

Geneva Advisors International Growth Fund
Class R Shares (GNFRX)
Class I Shares (GNFIX)

Geneva Advisors Small Cap Opportunities Fund
Class R Shares (GNORX)
Class I Shares (GNOIX)

August 31, 2014

Investment Advisor

Geneva Advisors, LLC
181 W. Madison Street, Suite 3575
Chicago, IL 60602

Phone:  1-877-343-6382

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLES	7
INVESTMENT HIGHLIGHTS	10
SCHEDULES OF INVESTMENTS	22
STATEMENTS OF ASSETS AND LIABILITIES	38
STATEMENTS OF OPERATIONS	40
STATEMENTS OF CHANGES IN NET ASSETS	42
FINANCIAL HIGHLIGHTS	46
NOTES TO FINANCIAL STATEMENTS	54
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	67
BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENTS	68
NOTICE OF PRIVACY POLICY & PRACTICES	73
ADDITIONAL INFORMATION	74

October 2014

Dear Client:

The Geneva Advisors All Cap Growth Fund’s Retail Class had a +12.35% return for the fiscal year ended August 31, 2014 versus +25.56% for the Russell 3000 Growth Total Return Index.  The Fund’s Institutional Class had a return of +12.72% for the same fiscal year.  The Geneva All Cap Growth Fund’s Retail Class had a +15.81% annualized five-year return for the fiscal year ended August 31, 2014 versus a +17.86% annualized five-year return for the Russell 3000 Growth Total Return Index.  The Fund’s Institutional Class had an annualized five-year return of +16.15%.  The Geneva All Cap Growth Fund’s Retail Class also had a +5.38% annualized return since inception (September 28, 2007) for the fiscal year ended August 31, 2014 with a 1.70% Gross Expense Ratio versus a +7.88% annualized inception return for the Russell 3000 Growth Total Return Index.  The Fund’s Institutional Class had an annualized return of +5.69% since inception (September 28, 2007) with a 1.35% Gross Expense Ratio.  The top sectors contributing to the All Cap Growth Fund’s performance for the fiscal year were Healthcare and Materials.  The sectors underperforming were Consumer Discretionary, Industrials and Information Technology.  The top stocks contributing to performance for the year were Continental Resources, Gilead Sciences and Celgene.  Stocks that detracted from performance the most were LinkedIn, Multimedia Games and Financial Engines.

For the fiscal year ended August 31, 2014 the Geneva Advisors Equity Income Fund’s Retail Class returned +23.45% and the Institutional Class had a return of +23.88% versus +24.43% for the benchmark, the Russell 1000 Value Total Return Index.  The Geneva Equity Income Fund’s Retail Class had a +15.92% annualized three-year return for the fiscal year ended August 31, 2014 versus a +21.57% annualized three-year return for the Russell 1000 Value Total Return Index.  The Fund’s Institutional Class had an annualized three-year return of +16.32%.  The Geneva Equity Income Fund’s Retail Class also had a +15.07% annualized return since inception (April 30, 2010) for the fiscal year ended August 31, 2014 with a 1.75% Gross Expense Ratio versus a +14.79% annualized inception return for the Russell 1000 Value Total Return Index.  The Fund’s Institutional Class had an annualized return of +15.46% since inception (April 30, 2010) with a 1.40% Gross Expense Ratio.  The top contributing sectors to performance were Industrials, Consumer Discretionary and Materials.  The bottom contributors were Telecommunications Services, Information Technology and Health Care.  The top performing holdings were Wynn Resorts, LyondellBasell Industries and Walgreens.  The underperforming holdings were Seadrill, Williams-Sonoma and Sinclair Broadcast Group.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-877-343-6382.  The Funds impose a 2.00% redemption fee on shares held less than sixty days.  Performance data does not reflect the redemption fee.  If reflected, total returns would be reduced.

The Geneva Advisors International Growth Fund Retail Share Class returned 14.10% for the fiscal year ended August 31, 2014, compared to 18.49% for the Russell Global Ex US Index and the 16.44% return for the MSCI EAFE Index.  The Institutional Share Class for the Fund returned 14.57% for the same period.  The Fund’s Retail Share Class was able to provide our shareholders with a 13.25% since inception (May 30, 2013) return through August 31, 2014, during a difficult period for international managers versus 12.24% for the Russell Global Ex-US and MSCI EAFE’s 13.12% return, with a Gross Expense Ratio of 17.93%.  The Institutional Share Class returned 13.75% for the since inception period (May 30, 2013) through August 31, 2014 with a Gross Expense Ratio of 6.84%.  The top contributing sectors for the International Growth Fund were Information Technology, Materials and Health Care.  The bottom contributors were Industrials, Financials and Consumer Discretionary.  The top performing holdings were Canadian National Railway, LyondellBasell and Lazard while the bottom performing holdings were Lululemon, Lions Gate and Nu Skin.

The Geneva Advisors Small Cap Opportunities Fund Retail Share Class returned -8.70% for the since inception period (December 27, 2013) through the period ended August 31, 2014 versus the Russell 2000 Growth Index returns of 1.78%.  The Institutional Share Class (inception December 27, 2013) returned -8.50% through August 31, 2014 and the Russell 2000 Growth Index returned 1.78% for the same period.  The Retail Share Class Gross Expense Ratio is 3.62% and the Institutional Share Class Gross Expense Ratio is 3.27%.  The top performing sectors were Healthcare, Telecom and Industrials while the bottom performing sectors were Energy, Information Technology and Financials.  The top performing holdings were Envestnet, Akorn and Middleby Corporation while the bottom performing holdings were Multimedia Games, Financial Engines and Cornerstone Ondemand.

The S&P 500 Index, the Dow Jones Industrial Average and the NASDAQ Composite Index all produced positive returns so far this year. However, an examination of companies within the indices produces a different story.  For example, over the past 12 months nearly half of the stocks in the NASDAQ Composite Index are 20% or more off their peaks. Similarly, while large-cap stocks generated positive returns during the third quarter, small-cap companies saw rather large declines.

This disparate performance within the indices suggests that investor confidence is declining. In addition, the markets are dealing with a number of global macro risks including ISIS, Russian sanctions, U.S. midterm elections, and the U.S. Federal Reserve’s policy.  The combined effect of these factors has caused investors to decrease their exposure to some of the riskiest segments of the market.

Year-to-date companies with accelerating and historically predictable revenue and earnings growth rates have not been rewarded by the market.  Instead, investors have focused on income generating securities with low growth expectations.

The Federal Reserve seems likely to start increasing interest rates in 2015.  Historically, rising rate environments can be difficult for lower quality companies with leveraged balance sheets that borrow to finance growth.  Conversely, high quality growth stocks have performed well in the six months leading up to the start of a rate hike.  Geneva focuses on high quality, internally financed growth companies that have thrived in times of rising rates.  Similar periods in 1994 and 2004 proved to be two of the strongest relative performance environments for growth strategies.

Currently we see investment opportunities within the health care and industrials sectors but have been avoiding the consumer staples and utilities sectors.  The companies we own are posting impressive earnings and revenue growth and are trading at relatively low valuations compared to historical norms and the broad market.

Appearing confident in the economic recovery, the Federal Reserve, as expected, continued to taper its bond purchases.  Comments from recent Federal Open Market Committee meetings suggest that the Fed is not likely to deviate substantially from its projected rate hike schedule.  This may be good news for the equity markets: low interest rates will likely continue to favor riskier investments, such as common stocks, over more conservative investments.

Tensions in the Middle East have once again risen.  Increased U.S. involvement in the region or a spike in oil prices could give the market the excuse it is looking for to enter a short term correction.  If this were to materialize, it is our experience that geopolitical market movements are often excellent opportunities to enter equities at attractive valuations.

As of this writing, the S&P 500 Index has gone approximately 35 months without a substantial correction.  Periodic pullbacks are anticipated, they are a necessary and an important part of the market cycle, and the broad market is overdue for a healthy pause.  Shareholders should prepare for this, but we anticipate any correction may be relatively short-lived and could present a buying opportunity.

As we look ahead, we believe the economic environment should continue to improve gradually and provide a healthy backdrop to a bull market that appears poised to continue.  We have seen correlations continue to decline, indicating that individual securities have been increasingly trading based on their fundamentals.  We believe this can be an advantageous market for our Funds.

As always, we thank you for your trust and confidence in our services.  The Principals of Geneva, our families and employees remain significant investors along with clients in our Funds.  We have also continued to invest in Geneva and maintain our dedication as we seek to deliver long-term investment performance.

Best Regards,

Geneva Advisors

Past performance does not guarantee future results.

Opinions expressed are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security.  Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

The Funds may invest in small, mid and/or micro cap companies, which involve additional risks such as limited liquidity and greater volatility.  The Funds may invest in ADRs, in foreign securities and emerging markets, which involve political, economic and currency risks, greater volatility and differences in accounting methods.  The Funds may invest in growth stocks, which are typically more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.  The Equity Income Fund may invest in Master Limited Partnerships (MLP).  Investment returns of MLPs are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising.  The Equity Income Fund may invest in REITs, which involve additional risks such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments.  The Funds may invest in other investment companies, including ETFs, and will bear additional expenses the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees.  The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds.  The Funds also will incur brokerage costs when they purchase and sell ETFs.

The Dow Jones Industrial Average is a price-weighted average of 30 actively traded blue-chip stocks, primarily industrials including stocks that trade on the New York Stock Exchange.

The Russell 3000 Growth Total Return Index consists of the growth segment of the 3,000 companies in the Russell 3000 Index.  The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% in the investable U.S. equity market.

The Russell 1000 Value Total Return Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.

The S&P 500 Index includes 500 leading companies in leading industries of the U.S. economy.  Although the S&P 500 focuses on the large cap segment of the market, it is also a proxy for the total market.

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe.  It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values.

The Russell Global Index ex-US Total Return Index selects, ranks, and weights securities by fundamental measures of company size as opposed to market capitalization.  The fundamental overall company scores are created using as the universe the members of the Russell Global ex-U.S. Index.

The MSCI EAFE Index is recognized as the pre-eminent benchmark in the United States to measure international equity performance. It comprises the MSCI country indices that represent developed markets outside of North America: Europe, Australasia and the Far East.

NASDAQ Composite Index includes all domestic and international based common type stocks listed on The NASDAQ Stock Market.

One cannot invest directly in an index.

Correlation is a statistical measure of the degree to which the movements of two variables (stock/option/convertible prices or returns) are related.

This report must be preceded or accompanied by a prospectus.

The Geneva Funds are distributed by Quasar Distributors, LLC

Geneva Advisors Funds
Expense Examples (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution (12b-1) and shareholder servicing fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/14 - 8/31/14).

Actual Expenses

The first table provides information about actual account values and actual expenses. Although the Funds charge no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. You will be charged a redemption fee equal to 2.00% of the net amount of the redemption if you redeem your shares of the Funds within 60 days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of ETFs or other investment companies as part of their investment strategies, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, distribution (12b-1) fees, and fund administration and accounting, custody and transfer agent fees. You may use the information in the first table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are

Geneva Advisors Funds
Expense Examples (Unaudited) (Continued)

meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Based on Actual Fund Returns

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Annualized
	3/1/2014	8/31/14	3/1/14 - 8/31/14	Expense Ratio
All Cap Growth Fund*
Class R	$1,000.00	$973.60	$7.21	1.45%
Class I	$1,000.00	$975.10	$5.48	1.10%

Equity Income Fund*
Class R	$1,000.00	$1,067.10	$7.55	1.45%
Class I	$1,000.00	$1,068.90	$5.74	1.10%

International Growth Fund*
Class R	$1,000.00	$989.80	$7.27	1.45%
Class I	$1,000.00	$992.00	$5.52	1.10%

Small Cap Opportunities Fund*
Class R	$1,000.00	$905.30	$7.44	1.55%
Class I	$1,000.00	$906.80	$5.77	1.20%

*
Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the most recent 12-month period (365).

Geneva Advisors Funds
Expense Examples (Unaudited) (Continued)

Based on Hypothetical 5% Yearly Returns

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period	Annualized
	3/1/2014	8/31/14	3/1/14 - 8/31/14	Expense Ratio
All Cap Growth Fund*
Class R	$1,000.00	$1,017.90	$7.37	1.45%
Class I	$1,000.00	$1,019.66	$5.60	1.10%

Equity Income Fund*
Class R	$1,000.00	$1,017.90	$7.37	1.45%
Class I	$1,000.00	$1,019.66	$5.60	1.10%

International Growth Fund*
Class R	$1,000.00	$1,017.90	$7.37	1.45%
Class I	$1,000.00	$1,019.66	$5.60	1.10%

Small Cap Opportunities Fund*
Class R	$1,000.00	$1,017.39	$7.88	1.55%
Class I	$1,000.00	$1,019.16	$6.11	1.20%

*
Expenses are equal to the Funds’ annualized expense ratio by class multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the most recent 12-month period (365).

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. companies without regard to market capitalizations. The Fund’s investment strategy focuses on individual stock selection that takes into consideration the stock’s industry group. Using quantitative and qualitative measures established by the Advisor, the Fund seeks to purchase common stocks that have stronger relative performance than other common stocks. The Fund’s allocation of portfolio holdings as of August 31, 2014 is shown below.

Allocation of Portfolio Holdings
(% of Investments)

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Average Annual Total Returns – As of August 31, 2014

	Annualized
				Since
	One	Three	Five	Inception
	Year	Years	Years	(9/28/07)
Class R	12.35%	8.21%	15.81%	5.38%
Class I	12.72%	8.60%	16.15%	5.69%
Russell 3000 Growth Index	25.56%	19.89%	17.86%	7.88%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-343-6382. The Fund imposes a 2.00% redemption fee on shares held less than sixty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in both classes of the Fund and a broad-based securities index on September 28, 2007, the inception date of the Fund. The graph does not reflect any future performance.

The Russell 3000 Growth Index consists of the growth segment of the 3,000 companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies, based on total market capitalization, which represents approximately 98% in the investable U.S. equity market. One cannot invest directly in an index.

Geneva Advisors All Cap Growth Fund
Investment Highlights (Unaudited) (Continued)

Geneva Advisors All Cap Growth Fund – Class R
Growth of $10,000 Investment

Geneva Advisors All Cap Growth Fund – Class I
Growth of $100,000 Investment

*  Inception Date

Geneva Advisors Equity Income Fund
Investment Highlights (Unaudited)

The investment objective of the Fund is current income, with a secondary objective of modest capital appreciation. The Fund seeks to achieve its investment objective by investing in publicly traded securities without regard to market capitalizations. The Fund’s investment strategy focuses on identifying stocks within multiple industry groups. The Fund has wide flexibility in types of securities used to generate a current income yield. The Fund’s allocation of portfolio holdings as of August 31, 2014 is shown below.

Allocation of Portfolio Holdings
(% of Investments)

Geneva Advisors Equity Income Fund
Investment Highlights (Unaudited) (Continued)

Average Annual Total Returns – As of August 31, 2014

	Annualized
			Since
	One	Three	Inception
	Year	Years	(4/30/10)
Class R	23.45%	15.92%	15.07%
Class I	23.88%	16.32%	15.46%
Russell 1000 Value Index	24.43%	21.57%	14.79%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-343-6382. The Fund imposes a 2.00% redemption fee on shares held less than sixty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in both classes of the Fund and a broad-based securities index on April 30, 2010, the inception date of the Fund. The graph does not reflect any future performance.

The Russell 1000 Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values. One cannot invest directly in an index.

Geneva Advisors Equity Income Fund
Investment Highlights (Unaudited) (Continued)

Geneva Advisors Equity Income Fund – Class R
Growth of $10,000 Investment

Geneva Advisors Equity Income Fund – Class I
Growth of $100,000 Investment

*  Inception Date

Geneva Advisors International Growth Fund
Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks of U.S. and foreign issuers without regard to market capitalizations. The Fund typically invests in securities of issuers from at least three or more non-U.S. countries, with at least 40% of the Fund’s net assets invested in securities of foreign issuers. The Fund’s allocation of portfolio holdings as of August 31, 2014 is shown below.

Allocation of Portfolio Holdings
(% of Investments)

*  For additional details on allocation of portfolio holdings by country, please see the Schedule of Investments.

Geneva Advisors International Growth Fund
Investment Highlights (Unaudited) (Continued)

Total Returns – As of August 31, 2014

	Annualized
		Since
	One	Inception
	Year	(5/30/13)
Class R	14.10%	13.25%
Class I	14.57%	13.75%
MSCI World ex USA Index (Gross)	17.60%	12.81%
Russell Global ex-U.S. Index Net(1)	18.49%	12.24%

(1)	The Russell Global ex-U.S. Index Net has replaced the MSCI World ex USA Index (Gross) as the primary benchmark as it is a more appropriate comparison.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-343-6382. The Fund imposes a 2.00% redemption fee on shares held less than sixty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in both classes of the Fund and a broad-based securities index on May 30, 2013, the inception date of the Fund. The graph does not reflect any future performance.

The MSCI World ex USA Index (Gross) captures large and mid cap representation across 23 of 24 Developed Markets countries, excluding the United States. The Developed Markets currently consist of: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

The Russell Global ex-U.S. Index Net measures the performance of the global equity market based on all investable equity securities, excluding companies assigned to the United States. You cannot invest directly in an index.

Geneva Advisors International Growth Fund
Investment Highlights (Unaudited) (Continued)

Geneva Advisors International Growth Fund – Class R
Growth of $10,000 Investment

Geneva Advisors International Growth Fund – Class I
Growth of $100,000 Investment

*  Inception Date

Geneva Advisors Small Cap Opportunities Fund
Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common stocks of small-cap U.S. Companies. The Fund typically invests in equity securities, investment companies and exchange traded funds. The Fund’s allocation of portfolio holdings as of August 31, 2014 is shown below.

Allocation of Portfolio Holdings
(% of Investments)

Geneva Advisors Small Cap Opportunities Fund
Investment Highlights (Unaudited) (Continued)

Total Returns – As of August 31, 2014

Since
Inception
(12/27/13)
Class R	(8.70)%
Class I	(8.50)%
Russell 2000 Growth Total Return	1.78%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-343-6382. The Fund imposes a 2.00% redemption fee on shares held less than sixty days. Performance data does not reflect the redemption fee. If reflected, total returns would be reduced.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made solely on returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in both classes of the Fund and a broad-based securities index on December 27, 2013, the inception date of the Fund. The graph does not reflect any future performance.

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 Index companies with higher price to value ratios and higher forecasted growth values. One cannot invest directly in an index.

Geneva Advisors Small Cap Opportunities Fund
Investment Highlights (Unaudited) (Continued)

Geneva Advisors Small Cap Opportunities Fund – Class R
Growth of $10,000 Investment

Geneva Advisors Small Cap Opportunities Fund – Class I
Growth of $100,000 Investment

*  Inception Date

Geneva Advisors All Cap Growth Fund
Schedule of Investments
August 31, 2014

	Shares	Value
COMMON STOCKS 97.00%

Activities Related to Credit Intermediation 3.03%
FleetCor Technologies, Inc. (a)	40,493	$5,818,439

Business Support Services 2.65%
Alliance Data Systems Corp. (a)	19,277	5,101,465

Cable and Other Subscription Programming 3.07%
Discovery Communications, Inc. - Class A (a)	68,093	2,977,026
Discovery Communications, Inc. - Class C (a)	68,093	2,925,956
		5,902,982
Commercial and Industrial Machinery
and Equipment Rental and Leasing 1.60%
United Rentals, Inc. (a)	26,123	3,073,371

Commercial and Service Industry
Machinery Manufacturing 2.58%
Middleby Corp. (a)	57,509	4,959,001

Computer Systems Design and Related Services 0.86%
Baidu, Inc. - ADR (a)	7,720	1,656,094

Depository Credit Intermediation 1.18%
First Republic Bank	46,407	2,269,302

Electronic Shopping and Mail-Order Houses 2.00%
Amazon.com, Inc. (a)	11,355	3,849,799

Foundries 0.80%
Precision Castparts Corp.	6,329	1,544,656

Full-Service Restaurants 4.26%
Chipotle Mexican Grill, Inc. (a)	12,062	8,185,876

Insurance Carriers 1.32%
Centene Corp. (a)	32,441	2,534,615

Legal Services 3.86%
MasterCard, Inc.	98,003	7,429,608

Management, Scientific, and
Technical Consulting Services 1.89%
Salesforce.com, Inc. (a)	61,449	3,631,022

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Schedule of Investments (Continued)
August 31, 2014

	Shares	Value
Motor Vehicle Manufacturing 3.49%
Tesla Motors, Inc. (a)	24,899	$6,715,260

Motor Vehicle Parts Manufacturing 4.67%
B/E Aerospace, Inc. (a)	77,325	6,552,520
BorgWarner, Inc.	38,929	2,420,995
		8,973,515
Office Administrative Services 2.31%
Gartner, Inc. (a)	59,562	4,442,730

Oil and Gas Extraction 6.10%
Continental Resources, Inc. (a)	43,832	7,069,663
EOG Resources, Inc.	13,696	1,504,917
Oasis Petroleum, Inc. (a)	63,976	3,146,979
		11,721,559
Other General Merchandise Stores 2.81%
Tractor Supply Co.	80,556	5,393,224

Other Information Services 4.44%
Facebook, Inc. (a)	83,544	6,250,762
Google, Inc.- Class A (a)	1,979	1,152,491
Google, Inc.- Class C (a)	1,979	1,131,196
		8,534,449
Other Telecommunications 3.99%
SBA Communications Corp. (a)	69,464	7,661,185

Pesticide, Fertilizer, and Other
Agricultural Chemical Manufacturing 0.79%
Monsanto Co.	13,172	1,523,342

Pharmaceutical and Medicine Manufacturing 14.44%
Allergan, Inc.	14,956	2,447,998
Celgene Corp. (a)	103,427	9,827,634
Gilead Sciences, Inc. (a)	40,279	4,333,215
Regeneron Pharmaceuticals, Inc. (a)	17,612	6,173,358
Salix Pharmaceuticals, Ltd. (a)	31,281	4,977,120
		27,759,325

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Schedule of Investments (Continued)
August 31, 2014

	Shares	Value
Rail Transportation 4.43%
Canadian Pacific Railway, Ltd. (b)	13,636	$2,735,382
Kansas City Southern	26,763	3,087,380
Union Pacific Corp.	25,513	2,685,753
		8,508,515
Residential Intellectual and Developmental Disability,
Mental Health, and Substance Abuse Facilities 2.39%
Acadia Healthcare Co., Inc. (a)	89,664	4,591,694

Restaurants and Other Eating Places 1.88%
Starbucks Corp.	46,461	3,615,130

Scheduled Air Transportation 1.28%
Spirit Airlines, Inc. (a)	35,072	2,468,718

Scientific Research and Development Services 3.03%
Biogen Idec, Inc. (a)	8,350	2,864,384
ICON, PLC (a)(b)	59,924	2,968,635
		5,833,019
Securities and Commodity Contracts
Intermediation and Brokerage 3.75%
Affiliated Managers Group, Inc. (a)	34,136	7,207,816

Soap, Cleaning Compound, and Toilet
Preparation Manufacturing 1.34%
Ecolab, Inc.	22,434	2,575,872

Software Publishers 1.58%
Aspen Technology, Inc. (a)	33,741	1,386,418
Tyler Technologies, Inc. (a)	18,475	1,645,383
		3,031,801
Support Activities for Mining 1.38%
Halliburton Co.	39,369	2,661,738

Travel Arrangement and Reservation Services 0.69%
TripAdvisor, Inc. (a)	13,416	1,329,392

Traveler Accommodation 1.51%
Melco Crown Entertainment, Ltd. - ADR	102,056	2,894,308

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Schedule of Investments (Continued)
August 31, 2014

	Shares	Value
Waste Treatment and Disposal 1.60%
Stericycle, Inc. (a)	25,803	$3,066,687
TOTAL COMMON STOCKS (Cost $127,432,947)		186,465,509

REAL ESTATE INVESTMENT TRUSTS 0.77%
CBRE Group, Inc. (a)	46,517	1,478,310
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $1,460,518)		1,478,310

SHORT-TERM INVESTMENTS 1.24%

Money Market Fund 1.24%
Fidelity Institutional Money Market Portfolio	2,388,148	2,388,148
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,388,148)		2,388,148

Total Investments (Cost $131,281,613) 99.01%		190,331,967
Other Assets in Excess of Liabilities 0.99%		1,894,786
TOTAL NET ASSETS 100.00%		$192,226,753

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

Abbreviations:
ADR	American Depositary Receipt
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
PLC	Public Limited Company is publicly traded company which signifies that shareholders have limited liability.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Schedule of Investments
August 31, 2014

	Shares	Value
COMMON STOCKS 92.24%
Activities Related to Real Estate 2.18%
Brookfield Asset Management, Inc. (a)	107,027	$5,110,539

Aerospace Product and Parts Manufacturing 3.11%
Boeing Co.	57,515	7,292,902

Amusement Parks and Arcades 0.97%
Six Flags Entertainment Corp.	62,522	2,280,803

Building Material and Supplies Dealers 2.09%
Home Depot, Inc.	52,263	4,886,590

Cable and Other Subscription Programming 3.08%
Comcast Corp.	131,673	7,206,463

Computer Systems Design and Related Services 1.41%
Accenture PLC (a)	40,635	3,293,873

Depository Credit Intermediation 3.96%
JPMorgan Chase & Co.	156,039	9,276,519

Electric Power Generation,
Transmission and Distribution 2.37%
ITC Holdings Corp.	147,537	5,510,507
TerraForm Power, Inc. (b)	1,000	31,240
		5,541,747
Gambling Industries 1.65%
Wynn Resorts, Ltd.	20,005	3,858,564

Grocery Stores 1.11%
Susser Petroleum Partners LP	45,765	2,612,266

Health and Personal Care Stores 2.18%
Walgreen Co.	84,446	5,110,672

Household Appliance Manufacturing 3.56%
Dover Corp.	56,389	4,954,901
Whirlpool Corp.	22,052	3,374,397
		8,329,298

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Schedule of Investments (Continued)
August 31, 2014

	Shares	Value
Insurance Carriers 2.14%
WellPoint, Inc.	43,011	$5,011,212

Local Messengers and Local Delivery 2.29%
United Parcel Service, Inc.	55,139	5,366,679

Management, Scientific, and
Technical Consulting Services 0.72%
Nielsen NV (a)	36,016	1,692,392

Motion Picture and Video Industries 3.25%
Time Warner, Inc.	98,915	7,619,422

Motor Vehicle Body and Trailer Manufacturing 1.51%
Polaris Industries, Inc.	24,256	3,526,337

Navigational, Measuring, Electromedical,
and Control Instruments Manufacturing 1.34%
Rockwell Automation, Inc.	26,910	3,137,975

Nondepository Credit Intermediation 3.39%
Ameriprise Financial, Inc.	63,171	7,944,385

Nonmetallic Mineral Mining and Quarrying 0.79%
Potash Corp. of Saskatchewan, Inc. - ADR	52,612	1,849,838

Oil and Gas Extraction 1.71%
Enterprise Products Partners LP	98,524	4,003,030

Other Financial Investment Activities 6.16%
Artisan Partners Asset Management, Inc.	79,645	4,418,704
Blackstone Group LP	173,294	5,810,548
Och-Ziff Capital Management Group, LLC	338,836	4,194,790
		14,424,042
Other Investment Pools and Funds 4.57%
Macquarie Infrastructure Co. LLC	148,412	10,704,958

Pesticide, Fertilizer, and Other
Agricultural Chemical Manufacturing 2.15%
Monsanto Co.	43,636	5,046,503

Pharmaceutical and Medicine Manufacturing 2.55%
Johnson & Johnson	57,515	5,966,031

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Schedule of Investments (Continued)
August 31, 2014

	Shares	Value
Pipeline Transportation of Crude Oil 3.25%
Genesis Energy LP	30,081	$1,675,512
Magellan Midstream Partners LP	70,643	5,929,067
		7,604,579
Pipeline Transportation of Natural Gas 3.43%
EQT Midstream Partners LP	33,547	3,270,497
Targa Resources Partners LP	64,066	4,766,510
		8,037,007
Rail Transportation 4.79%
Union Pacific Corp.	106,527	11,214,097

Resin, Synthetic Rubber, and Artificial Synthetic
Fibers and Filaments Manufacturing 3.99%
LyondellBasell Industries NV (a)	81,646	9,336,220

Restaurants and Other Eating Places 1.01%
Starbucks Corp.	30,286	2,356,554

Scheduled Air Transportation 1.88%
Copa Holdings SA (a)	35,820	4,405,144

Scientific Research and Development Services 0.93%
Amgen, Inc.	15,585	2,172,237

Securities and Commodity Contracts
Intermediation and Brokerage 1.36%
T Rowe Price Group, Inc.	39,260	3,179,864

Semiconductor and Other Electronic
Component Manufacturing 4.14%
Microchip Technology, Inc.	135,534	6,618,125
QUALCOMM, Inc.	40,385	3,073,299
		9,691,424
Software Publishers 3.04%
Microsoft Corp.	156,892	7,127,604

Support Activities for Mining 4.18%
Schlumberger Ltd. (a)	89,398	9,801,597
TOTAL COMMON STOCKS (Cost $178,848,677)		216,019,367

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Schedule of Investments (Continued)
August 31, 2014

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS 3.54%
American Tower Corp.	83,933	$8,275,794
TOTAL REAL ESTATE INVESTMENT TRUSTS
(Cost $6,462,442)		8,275,794

SHORT-TERM INVESTMENTS 4.04%

Money Market Fund 4.04%
Fidelity Institutional Money Market Portfolio	9,468,529	9,468,529
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,468,529)		9,468,529

Total Investments (Cost $194,779,648) 99.82%		233,763,690
Other Assets in Excess of Liabilities 0.18%		427,333
TOTAL NET ASSETS 100.00%		$234,191,023

Percentages are stated as a percent of net assets.

(a)	Foreign issued security.
(b)	Non-income producing security.

Abbreviations:
ADR	American Depositary Receipt
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors International Growth Fund
Schedule of Investments
August 31, 2014

	Shares	Value
COMMON STOCKS 93.27%

Argentina 2.64%
MercadoLibre, Inc. (b)	7,413	$852,050

Brazil 3.09%
Embraer SA - ADR	25,671	994,751

Canada 12.96%
Canadian National Railway, Co. (b)	24,778	1,780,547
Dollarama, Inc. (a)(b)	8,236	701,192
Lululemon Athletica, Inc. (a)(b)	15,219	607,695
Methanex Corp. (b)	6,210	414,952
Points International, Ltd. (a)(b)	21,101	373,488
Potash Corp. of Saskatchewan, Inc. - ADR	8,528	299,844
		4,177,718
China 2.31%
Baidu, Inc. - ADR (a)	3,477	745,886

Denmark 2.46%
Novo Nordisk A/S - ADR	17,281	794,235

Hong Kong 5.48%
Melco Crown Entertainment, Ltd. - ADR	39,495	1,120,078
Michael Kors Holdings, Ltd. (a)(b)	4,198	336,344
Nord Anglia Education, Inc. (a)(b)	16,137	309,024
		1,765,446
India 5.83%
HDFC Bank Ltd. - ADR	22,063	1,096,310
Tata Motors, Ltd. - ADR	16,230	782,124
		1,878,434
Ireland 5.92%
ICON, PLC (a)(b)	24,184	1,198,076
Trinity Biotech, PLC - ADR	32,493	708,672
		1,906,748
Israel 3.63%
Caesarstone Sdot-Yam, Ltd. (b)	22,490	1,169,705

The accompanying notes are an integral part of these financial statements.

Geneva Advisors International Growth Fund
Schedule of Investments (Continued)
August 31, 2014

	Shares	Value
Italy 2.55%
Luxottica Group SpA - ADR	15,513	$821,879

Japan 2.62%
SoftBank Corp. (b)	11,700	844,060

Mexico 2.07%
Grupo Televisa SAB - ADR	17,952	665,481

Netherlands 11.31%
AerCap Holdings NV (a)(b)	14,755	700,125
ASML Holding NV - ADR	5,707	548,557
Core Laboratories NV (b)	8,163	1,289,672
LyondellBasell Industries NV (b)	9,687	1,107,709
		3,646,063
Norway 1.28%
Statoil ASA - ADR	14,563	413,444

Panama 3.01%
Copa Holdings SA (b)	7,872	968,099

Puerto Rico 1.57%
EVERTEC, Inc. (b)	21,997	506,591

Spain 4.72%
Grifols SA - ADR	37,918	1,522,408

Switzerland 3.28%
ACE, Ltd. (b)	9,949	1,057,877

United Kingdom 4.68%
ARM Holdings PLC - ADR	31,095	1,509,040

United States 11.86%
Euronet Worldwide, Inc. (a)	18,171	968,514
Mead Johnson Nutrition, Co.	11,829	1,130,852
Schlumberger Ltd.	8,768	961,323
Southern Copper Corp.	23,181	760,568
		3,821,257
TOTAL COMMON STOCKS (Cost $27,565,243)		30,061,172

The accompanying notes are an integral part of these financial statements.

Geneva Advisors International Growth Fund
Schedule of Investments (Continued)
August 31, 2014

	Shares	Value
PREFERRED STOCKS 1.35%

Brazil 1.35%
Itau Unibanco Holdings SA - ADR	24,268	$436,824
TOTAL PREFERRED STOCKS (Cost $316,072)		436,824

SHORT-TERM INVESTMENTS 5.82%

Money Market Fund 5.82%
Fidelity Institutional Money Market Portfolio	1,874,271	1,874,271
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,874,271)		1,874,271

Total Investments (Cost $29,755,586) 100.44%		32,372,267
Liabilities in Excess of Other Assets (0.44)%		(141,952)
TOTAL NET ASSETS 100.00%		$32,230,315

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

Abbreviations:
ADR	American Depositary Receipt
A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
ASA	Allmennaksjeselskap is a Norwegian term which signifies that the company is listed in the stock-exchange.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.
SpA	Società per Azioni is the Italian term for a limited share company.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Small Cap Opportunities Fund
Schedule of Investments
August 31, 2014

	Shares	Value
COMMON STOCKS 92.64%

Activities Related to Credit Intermediation 3.33%
Euronet Worldwide, Inc. (a)	894	$47,650
EVERTEC, Inc. (b)	729	16,789
		64,439
Aerospace Product and Parts Manufacturing 1.50%
HEICO Corp.	561	29,065

Automobile Dealers 1.66%
Lithia Motors, Inc.	367	32,083

Basic Chemical Manufacturing 1.90%
Trex Co, Inc. (a)	977	36,735

Child Day Care Services 2.38%
Bright Horizons Family Solutions, Inc. (a)	1,130	45,957

Colleges, Universities, and Professional Schools 2.63%
Grand Canyon Education, Inc. (a)	1,177	50,894

Commercial and Service Industry
Machinery Manufacturing 3.03%
Middleby Corp. (a)	679	58,550

Computer and Peripheral
Equipment Manufacturing 2.46%
Aruba Networks, Inc. (a)	2,231	47,632

Computer Systems Design and Related Services 1.95%
SPS Commerce, Inc. (a)	675	37,760

Death Care Services 2.19%
Carriage Services, Inc.	2,268	42,276

Electrical Equipment Manufacturing 1.25%
Franklin Electric Co., Inc.	638	24,219

Employment Services 2.48%
On Assignment, Inc. (a)	1,622	47,946

Insurance Carriers 3.01%
Centene Corp. (a)	745	58,207

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Small Cap Opportunities Fund
Schedule of Investments (Continued)
August 31, 2014

	Shares	Value
Management, Scientific, and
Technical Consulting Services 2.86%
Corporate Executive Board Co.	839	$55,307

Medical Equipment and Supplies Manufacturing 3.25%
Align Technology, Inc. (a)	1,156	62,956

Motor Vehicle and Motor Vehicle Parts
and Supplies Merchant Wholesalers 2.80%
Dorman Products, Inc. (a)	1,207	54,110

Navigational, Measuring, Electromedical, and
Control Instruments Manufacturing 2.13%
Cyberonics, Inc. (a)	717	41,149

Nondepository Credit Intermediation 1.54%
First Cash Financial Services, Inc. (a)	516	29,804

Oil and Gas Extraction 3.09%
Oasis Petroleum, Inc. (a)	1,217	59,864

Other Ambulatory Health Care Services 1.97%
ExamWorks Group, Inc. (a)	1,155	38,057

Other Financial Investment Activities 7.65%
Artisan Partners Asset Management, Inc.	418	23,191
Envestnet, Inc. (a)	797	36,670
Financial Engines, Inc.	998	35,798
LDR Holding Corp. (a)	1,086	29,398
Virtus Investment Partners, Inc.	103	23,040
		148,097
Other Food Manufacturing 2.83%
Inventure Foods, Inc. (a)	4,510	54,661

Other Miscellaneous Manufacturing 1.75%
Movado Group, Inc.	911	33,825

Pharmaceutical and Medicine Manufacturing 8.50%
Akorn, Inc. (a)	575	22,437
BioSpecifics Technologies Corp. (a)	1,187	37,129
Insulet Corp. (a)	658	23,760
Neogen Corp. (a)	931	39,195

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Small Cap Opportunities Fund
Schedule of Investments (Continued)
August 31, 2014

	Shares	Value
Pharmaceutical and Medicine
Manufacturing 8.50% (Continued)
Trinity Biotech, PLC - ADR	1,926	$42,006
		164,527
Professional and Commercial Equipment
and Supplies Merchant Wholesalers 3.05%
MWI Veterinary Supply, Inc. (a)	415	58,951

Residential Intellectual and Developmental Disability,
Mental Health, and Substance Abuse Facilities 4.51%
Acadia Healthcare Co., Inc. (a)	1,226	62,784
Omnicell, Inc. (a)	869	24,462
		87,246
Scheduled Air Transportation 1.69%
Spirit Airlines, Inc. (a)	465	32,731

Scientific Research and Development Services 3.04%
ICON, PLC (a)(b)	1,187	58,804

Securities and Commodity Contracts
Intermediation and Brokerage 3.61%
MarketAxess Holdings, Inc.	1,185	69,820

Software Publishers 5.09%
Manhattan Associates, Inc. (a)	1,111	32,086
Power Solutions International, Inc. (a)	246	16,814
Tyler Technologies, Inc. (a)	557	49,606
		98,506
Specialized Design Services 2.27%
Caesarstone Sdot-Yam, Ltd. (b)	845	43,948

Ventilation, Heating, Air-Conditioning, and Commercial
Refrigeration Equipment Manufacturing 1.24%
Ceco Environmental Corp.	1,711	24,057
TOTAL COMMON STOCKS (Cost $1,783,108)		1,792,183

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Small Cap Opportunities Fund
Schedule of Investments (Continued)
August 31, 2014

	Shares	Value
SHORT-TERM INVESTMENTS 7.84%

Money Market Fund 7.84%
Fidelity Institutional Money Market Portfolio	151,696	$151,696
TOTAL SHORT-TERM INVESTMENTS
(Cost $151,696)		151,696

Total Investments (Cost $1,934,804) 100.48%		1,943,879
Liabilities in Excess of Other Assets (0.48)%		(9,205)
TOTAL NET ASSETS 100.00%		$1,934,674

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.

Abbreviations:
ADR	American Depositary Receipt
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liability.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Geneva Advisors Funds
Statements of Assets & Liabilities
August 31, 2014

	All Cap	Equity
	Growth Fund	Income Fund
ASSETS
Investments, at value (cost $131,281,613
and $194,779,648, respectively)	$190,331,967	$233,763,690
Receivable for Fund shares sold	648,744	643,082
Receivable for investments sold	2,976,914	—
Receivable from Advisor	—	—
Dividends and interest receivable	53,688	632,111
Other assets	37,241	28,975
TOTAL ASSETS	194,048,554	235,067,858

LIABILITIES
Payable for Fund shares redeemed	149,553	47,526
Payable for investments purchased	1,349,293	498,710
Payable to affiliates	114,478	120,769
Payable to Advisor	150,213	156,944
Payable for distribution fees	10,578	3,298
Payable for shareholder servicing fees	5,392	5,503
Accrued expenses and other liabilities	42,294	44,085
TOTAL LIABILITIES	1,821,801	876,835
NET ASSETS	$192,226,753	$234,191,023

Net assets consist of:
Paid-in capital	$119,784,485	$188,398,129
Accumulated net investment income (loss)	(3,679,726)	2,075,956
Accumulated net realized gain (loss)	17,071,640	4,732,896
Net unrealized appreciation on investments	59,050,354	38,984,042
NET ASSETS	$192,226,753	$234,191,023

CLASS R SHARES
Net assets	$33,299,369	$7,807,598
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	1,158,439	232,146
Net asset value, redemption price
and offering price per share(1)	$28.75	$33.63

CLASS I SHARES
Net assets	$158,927,384	$226,383,425
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	5,416,812	6,711,494
Net asset value, redemption price
and offering price per share(1)	$29.34	$33.73

(1)	If applicable, redemption price per share may be reduced by a 2.00% redemption fee for shares redeemed within sixty days of purchase.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Statements of Assets & Liabilities (Continued)
August 31, 2014

		Small Cap
	International	Opportunities
	Growth Fund	Fund
ASSETS
Investments, at value (cost $29,755,586
and $1,934,804, respectively)	$32,372,267	$1,943,879
Receivable for Fund shares sold	15,070	54,677
Receivable for investments sold	—	—
Receivable from Advisor	—	16,345
Dividends and interest receivable	31,798	134
Other assets	6,867	14,296
TOTAL ASSETS	32,426,002	2,029,331

LIABILITIES
Payable for Fund shares redeemed	24,919	—
Payable for investments purchased	83,990	45,525
Payable to affiliates	35,788	25,099
Payable to Advisor	10,402	—
Payable for distribution fees	756	142
Payable for shareholder servicing fees	1,054	129
Accrued expenses and other liabilities	38,778	23,762
TOTAL LIABILITIES	195,687	94,657
NET ASSETS	$32,230,315	$1,934,674

Net assets consist of:
Paid-in capital	$29,999,509	$2,301,050
Accumulated net investment income (loss)	7,408	(12,372)
Accumulated net realized gain (loss)	(393,275)	(363,079)
Net unrealized appreciation (depreciation) on:
Investments	2,616,681	9,075
Foreign currency translation	(8)	—
NET ASSETS	$32,230,315	$1,934,674

CLASS R SHARES
Net assets	$1,340,000	$244,716
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	57,312	13,401
Net asset value, redemption price
and offering price per share(1)	$23.38	$18.26

CLASS I SHARES
Net assets	$30,890,315	$1,689,958
Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	1,314,064	92,352
Net asset value, redemption price
and offering price per share(1)	$23.51	$18.30

(1)	If applicable, redemption price per share may be reduced by a 2.00% redemption fee for shares redeemed within sixty days of purchase.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Statements of Operations
For the Year Ended August 31, 2014

	All Cap	Equity
	Growth Fund	Income Fund
INVESTMENT INCOME
Dividend income(1)	$231,909	$4,524,523
Interest income	2,118	2,559
TOTAL INVESTMENT INCOME	234,027	4,527,082

EXPENSES
Management fees	2,926,541	2,109,727
Administration fees	253,671	190,930
Distribution fees - Class R shares	131,104	17,474
Transfer agent fees and expenses	118,083	122,498
Fund accounting fees	90,375	72,399
Custody fees	30,492	21,652
Audit and tax fees	28,860	22,774
Shareholder servicing fees - Class R shares	25,468	6,990
Federal and state registration fees	25,075	48,304
Reports to shareholders	21,793	8,450
Chief Compliance Officer fees	12,001	8,995
Legal fees	11,412	13,212
Interest expense	10,664	2,454
Trustees’ fees	4,935	5,008
Other expenses	13,652	8,468
TOTAL EXPENSES	3,704,126	2,659,335
Less waivers and reimbursement by Advisor (Note 4)	(583,375)	(522,690)
NET EXPENSES	3,120,751	2,136,645

NET INVESTMENT INCOME (LOSS)	(2,886,724)	2,390,437

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	31,009,000	8,918,366
Net realized loss on foreign currency translation	(43)	—
Net change in unrealized
appreciation (depreciation) on investments	(1,253,508)	25,842,792
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS	29,755,449	34,761,158
NET INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$26,868,725	$37,151,595

(1)	Net of $8,357 and $17,256 in foreign withholding tax and fees for the All Cap Growth Fund and Equity Income Fund, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Statements of Operations (Continued)
For the Period Ended August 31, 2014

		Small Cap
	International	Opportunities
	Growth Fund	Fund(1)
INVESTMENT INCOME
Dividend income(2)	$320,565	$3,124
Interest income	684	45
TOTAL INVESTMENT INCOME	321,249	3,169

EXPENSES
Management fees	306,399	15,075
Administration fees	48,952	22,872
Distribution fees - Class R shares	2,579	346
Transfer agent fees and expenses	21,121	15,123
Fund accounting fees	35,383	19,435
Custody fees	15,523	8,259
Audit and tax fees	26,951	20,212
Shareholder servicing fees - Class R shares	1,032	139
Federal and state registration fees	51,553	23,323
Reports to shareholders	3,040	391
Chief Compliance Officer fees	9,006	6,002
Legal fees	12,026	6,500
Interest expense	45	—
Trustees’ fees	5,063	4,856
Other expenses	4,900	3,144
TOTAL EXPENSES	543,573	145,677
Less waivers and reimbursement by Advisor (Note 4)	(233,519)	(130,117)
NET EXPENSES	310,054	15,560

NET INVESTMENT INCOME (LOSS)	11,195	(12,391)

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(343,380)	(363,079)
Net realized gain on foreign currency translation	734	—
Net change in unrealized
appreciation (depreciation) on:
Investments	2,538,290	9,075
Foreign currency translation	(8)	—
NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS	2,195,636	(354,004)
NET INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,206,831	$(366,395)

(1)	The Small Cap Opportunities Fund commenced operations on December 27, 2013.
(2)	Net of $23,236 and $0 in foreign withholding tax and fees for the International Growth Fund and Small Cap Opportunities Fund, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	August 31, 2014	August 31, 2013
FROM OPERATIONS
Net investment loss	$(2,886,724)	$(792,959)
Net realized gain on investments	31,009,000	15,375,345
Net realized loss on foreign currency translation	(43)	—
Net change in unrealized
appreciation (depreciation) on investments	(1,253,508)	20,520,522
Net increase in net assets from operations	26,868,725	35,102,908

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Class R	8,678,920	9,776,439
Proceeds from shares sold - Class I	56,075,131	81,510,672
Payments for shares redeemed - Class R(1)	(36,673,548)	(11,816,435)
Payments for shares redeemed - Class I(2)	(114,053,635)	(106,494,614)
Net decrease in net assets
from capital share transactions	(85,973,132)	(27,023,938)
TOTAL INCREASE (DECREASE)
IN NET ASSETS	(59,104,407)	8,078,970

NET ASSETS:
Beginning of Year	251,331,160	243,252,190
End of Year	$192,226,753	$251,331,160
ACCUMULATED NET INVESTMENT LOSS	$(3,679,726)	$(792,959)

(1)	Net of redemption fees of $572 and $1,117 for the year ended August 31, 2014 and August 31, 2013, respectively.
(2)	Net of redemption fees of $9,469 and $36,035 for the year ended August 31, 2014 and August 31, 2013, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund
Statements of Changes in Net Assets

	Year Ended	Year Ended
	August 31, 2014	August 31, 2013
FROM OPERATIONS
Net investment income	$2,390,437	$1,497,803
Net realized gain on investments	8,918,366	9,262,062
Net realized loss on foreign currency translation	—	(114)
Net change in unrealized
appreciation on investments	25,842,792	1,481,415
Net increase in net assets from operations	37,151,595	12,241,166

FROM DISTRIBUTIONS
Net investment income - Class R	(95,733)	(38,560)
Net investment income - Class I	(3,042,413)	(1,097,057)
Net realized gain on investments - Class R	(296,232)	—
Net realized gain on investments - Class I	(8,322,485)	—
Net decrease in net assets resulting
from distributions paid	(11,756,863)	(1,135,617)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Class R	1,336,555	2,003,840
Proceeds from shares sold - Class I	136,691,701	31,311,577
Net asset value of shares issued to shareholders
in payment of distributions declared - Class R	387,915	38,202
Net asset value of shares issued to shareholders
in payment of distributions declared - Class I	10,138,075	1,068,439
Payments for shares redeemed - Class R(1)	(1,226,125)	(1,170,384)
Payments for shares redeemed - Class I(2)	(53,205,610)	(22,263,886)
Net increase in net assets
from capital share transactions	94,122,511	10,987,788
TOTAL INCREASE IN NET ASSETS	119,517,243	22,093,337

NET ASSETS:
Beginning of Year	114,673,780	92,580,443
End of Year	$234,191,023	$114,673,780
ACCUMULATED NET INVESTMENT INCOME	$2,075,956	$1,261,399

(1)	Net of redemption fees of $239 and $637 for the year ended August 31, 2014 and August 31, 2013, respectively.
(2)	Net of redemption fees of $5,111 and $3,860 for the year ended August 31, 2014 and August 31, 2013, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors International Growth Fund
Statement of Changes in Net Assets

	Year Ended	Period Ended
	August 31, 2014	August 31, 2013(1)
FROM OPERATIONS
Net investment income (loss)	$11,195	$(4,470)
Net realized loss on investments	(343,380)	(49,945)
Net realized gain (loss) on
foreign currency translation	734	(1)
Net change in unrealized
appreciation (depreciation) on:
Investments	2,538,290	78,391
Foreign currency translation	(8)	—
Net increase in net assets from operations	2,206,831	23,975

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Class R	1,000,651	416,724
Proceeds from shares sold - Class I	26,718,678	10,847,708
Payments for shares redeemed - Class R(2)	(155,176)	(1,673)
Payments for shares redeemed - Class I(3)	(8,827,332)	(71)
Net increase in net assets
from capital share transactions	18,736,821	11,262,688
TOTAL INCREASE IN NET ASSETS	20,943,652	11,286,663

NET ASSETS:
Beginning of Year	11,286,663	—
End of Year	$32,230,315	$11,286,663
ACCUMULATED NET
INVESTMENT INCOME (LOSS)	$7,408	$(4,471)

(1)	The International Growth Fund commenced operations on May 30, 2013.
(2)	Net of redemption fees of $184 and $0 for the year ended August 31, 2014 and period ended August 31, 2013, respectively.
(3)	Net of redemption fees of $30,531 and $0 for the year ended August 31, 2014 and period ended August 31, 2013, respectively.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Small Cap Opportunities Fund
Statement of Changes in Net Assets

Period Ended
August 31, 2014(1)
FROM OPERATIONS
Net investment loss	$(12,391)
Net realized loss on investments	(363,079)
Net change in unrealized appreciation on investments	9,075
Net decrease in net assets from operations	(366,395)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold - Class R	374,954
Proceeds from shares sold - Class I	3,763,505
Payments for shares redeemed - Class R	(105,086)
Payments for shares redeemed - Class I	(1,732,304)
Net increase in net assets from capital share transactions	2,301,069
TOTAL INCREASE IN NET ASSETS	1,934,674

NET ASSETS:
Beginning of Period	—
End of Period	$1,934,674
ACCUMULATED NET INVESTMENT LOSS	$(12,372)

(1)	The Small Cap Opportunities Fund commenced operations on December 27, 2013.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund – Class R
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended August 31,
	2014	2013	2012	2011	2010
Net Asset Value,
Beginning of Period	$25.59	$22.12	$22.69	$16.97	$13.80

Income (loss) from
investment operations:
Net investment loss(1)	(0.37)	(0.14)	(0.24)	(0.29)	(0.18)
Net realized and unrealized
gain (loss) on investments	3.53	3.61	(0.34)	6.01	3.35
Total from investment operations	3.16	3.47	(0.58)	5.72	3.17
Less distributions paid:
Paid-in capital from
redemption fees (Note 2)	0.00 (2)	0.00 (2)	0.01	0.00 (2)	0.00 (2)
Net Asset Value, End of Period	$28.75	$25.59	$22.12	$22.69	$16.97
Total Return	12.35%	15.69%	(2.51)%	33.71%	22.97%

Supplemental Data and Ratios:
Net assets,
end of period (000’s)	$33,299	$56,488	$51,033	$52,761	$5,206
Ratio of expenses to average
net assets before waiver
and reimbursements	1.62%	1.70%	1.71%	1.85%	2.22%
Ratio of expenses to average
net assets after waiver
and reimbursements	1.45%	1.45%	1.45%	1.50%	1.50%
Ratio of net investment loss
to average net assets before
waiver and reimbursements	(1.50)%	(0.84)%	(1.35)%	(1.62)%	(1.86)%
Ratio of net investment loss
to average net assets after
waiver and reimbursements	(1.33)%	(0.59)%	(1.09)%	(1.27)%	(1.14)%
Portfolio turnover rate	73.7%	89.3%	102.2%	57.8%	75.6%

(1)	Per share net investment loss was calculated using average shares outstanding.
(2)	Less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors All Cap Growth Fund – Class I
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended August 31,
	2014	2013	2012	2011	2010
Net Asset Value,
Beginning of Period	$26.03	$22.42	$22.91	$17.10	$13.88

Income (loss) from
investment operations:
Net investment loss(1)	(0.29)	(0.06)	(0.16)	(0.20)	(0.15)
Net realized and unrealized
gain (loss) on investments	3.60	3.67	(0.33)	6.01	3.37
Total from investment operations	3.31	3.61	(0.49)	5.81	3.22
Less distributions paid:
Paid-in capital from
redemption fees (Note 2)(2)	0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Period	$29.34	$26.03	$22.42	$22.91	$17.10
Total Return	12.72%	16.10%	(2.14)%	33.98%	23.20%

Supplemental Data and Ratios:
Net assets,
end of period (000’s)	$158,927	$194,844	$192,219	$104,310	$32,772
Ratio of expenses to average
net assets before waiver
and reimbursements	1.33%	1.35%	1.36%	1.59%	1.97%
Ratio of expenses to average
net assets after waiver
and reimbursements	1.10%	1.10%	1.10%	1.23%	1.25%
Ratio of net investment loss
to average net assets before
waiver and reimbursements	(1.26)%	(0.50)%	(1.00)%	(1.27)%	(1.63)%
Ratio of net investment loss
to average net assets after
waiver and reimbursements	(1.03)%	(0.25)%	(0.74)%	(0.91)%	(0.91)%
Portfolio turnover rate	73.7%	89.3%	102.2%	57.8%	75.6%

(1)	Per share net investment loss was calculated using average shares outstanding.
(2)	Less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund – Class R
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

					Period Ended
	Year Ended August 31,				August 31,
	2014	2013	2012	2011	2010(1)
Net Asset Value,
Beginning of Period	$28.90	$25.90	$23.34	$20.14	$20.00

Income from
investment operations:
Net investment income(2)	0.30	0.30	0.27	0.26	0.10
Net realized and unrealized
gain on investments	6.30	2.89	2.59	3.20	0.04
Total from investment operations	6.60	3.19	2.86	3.46	0.14

Less distributions paid:
From net investment income	(0.45)	(0.19)	(0.30)	(0.25)	—
From net realized
gain on investments	(1.42)	—	0.00 (3)	(0.01)	—
Total distributions paid	(1.87)	(0.19)	(0.30)	(0.26)	—
Paid-in capital from
redemption fees (Note 2)	0.00 (3)	0.00 (3)	0.00 (3)	0.00 (3)	—
Net Asset Value, End of Period	$33.63	$28.90	$25.90	$23.34	$20.14
Total Return(4)	23.45%	12.36%	12.30%	17.20%	0.70%

Supplemental Data and Ratios:
Net assets,
end of period (000’s)	$7,808	$6,253	$4,831	$2,976	$993
Ratio of expenses to average
net assets before waiver
and reimbursements(5)	1.72%	1.75%	1.83%	2.15%	5.36%
Ratio of expenses to average
net assets after waiver
and reimbursements(5)	1.45%	1.45%	1.45%	1.49%	1.50%
Ratio of net investment income
(loss) to average net assets before
waiver and reimbursements(5)	0.67%	0.76%	0.69%	0.45%	(2.39)%
Ratio of net investment income
to average net assets after
waiver and reimbursements(5)	0.94%	1.06%	1.07%	1.11%	1.47%
Portfolio turnover rate(4)	67.8%	88.0%	69.1%	21.1%	12.6%

(1)	The Fund commenced operations on April 30, 2010.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized for period less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Equity Income Fund – Class I
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

					Period Ended
	Year Ended August 31,				August 31,
	2014	2013	2012	2011	2010(1)
Net Asset Value,
Beginning of Period	$28.98	$25.98	$23.39	$20.18	$20.00

Income from
investment operations:
Net investment income(2)	0.40	0.39	0.35	0.33	0.13
Net realized and unrealized
gain on investments	6.33	2.91	2.59	3.19	0.05
Total from investment operations	6.73	3.30	2.94	3.52	0.18

Less distributions paid:
From net investment income	(0.56)	(0.30)	(0.35)	(0.30)	—
From net realized
gain on investments	(1.42)	—	0.00 (3)	(0.01)	—
Total distributions paid	(1.98)	(0.30)	(0.35)	(0.31)	—
Paid-in capital from
redemption fees (Note 2)(3)	0.00	0.00	0.00	0.00	0.00
Net Asset Value, End of Period	$33.73	$28.98	$25.98	$23.39	$20.18
Total Return(4)	23.88%	12.76%	12.66%	17.49%	0.90%

Supplemental Data and Ratios:
Net assets,
end of period (000’s)	$226,383	$108,421	$87,750	$37,991	$9,983
Ratio of expenses to average
net assets before waiver
and reimbursements(5)	1.37%	1.40%	1.47%	1.87%	5.53%
Ratio of expenses to average
net assets after waiver
and reimbursements(5)	1.10%	1.10%	1.10%	1.23%	1.25%
Ratio of net investment income
(loss) to average net assets before
waiver and reimbursements(5)	0.99%	1.10%	1.03%	0.77%	(2.40)%
Ratio of net investment income
to average net assets after
waiver and reimbursements(5)	1.26%	1.40%	1.40%	1.41%	1.88%
Portfolio turnover rate(4)	67.8%	88.0%	69.1%	21.1%	12.6%

(1)	The Fund commenced operations on April 30, 2010.
(2)	Per share net investment income was calculated using average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors International Growth Fund – Class R
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended	Period Ended
	August 31,	August 31,
	2014	2013(1)
Net Asset Value, Beginning of Period	$20.49	$20.00

Income (loss) from investment operations:
Net investment loss(2)	(0.06)	(0.03)
Net realized and unrealized gain on investments	2.95	0.52
Total from investment operations	2.89	0.49

Paid-in capital from redemption fees (Note 2)	0.00 (3)	—
Net Asset Value, End of Period	$23.38	$20.49
Total Return(4)	14.10%	2.45%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$1,340	$416
Ratio of expenses to average net assets
before waiver and reimbursements(5)	2.29%	17.90%
Ratio of expenses to average net assets
after waiver and reimbursements(5)	1.45%	1.45%
Ratio of net investment loss to average
net assets before waiver and reimbursements(5)	(1.12)%	(17.01)%
Ratio of net investment loss to average
net assets after waiver and reimbursements(5)	(0.28)%	(0.56)%
Portfolio turnover rate(4)	74.1%	11.9%

(1)	The Fund commenced operations on May 30, 2013.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Less than $0.005 per share.
(4)	Not annualized for periods less than a full year.
(5)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors International Growth Fund – Class I
Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended	Period Ended
	August 31,	August 31,
	2014	2013(1)
Net Asset Value, Beginning of Period	$20.52	$20.00

Income (loss) from investment operations:
Net investment income (loss)(2)	0.01	(0.02)
Net realized and unrealized gain on investments	2.95	0.54
Total from investment operations	2.96	0.52

Paid-in capital from redemption fees (Note 2)	0.03	—
Net Asset Value, End of Period	$23.51	$20.52
Total Return(3)	14.57%	2.60%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$30,890	$10,871
Ratio of expenses to average net assets
before waiver and reimbursements(4)	1.94%	6.81%
Ratio of expenses to average net assets
after waiver and reimbursements(4)	1.10%	1.10%
Ratio of net investment loss to average
net assets before waiver and reimbursements(4)	(0.78)%	(6.07)%
Ratio of net investment income (loss) to average
net assets after waiver and reimbursements(4)	0.05%	(0.37)%
Portfolio turnover rate(3)(4)	74.1%	11.9%

(1)	The Fund commenced operations on May 30, 2013.
(2)	Per share net investment income (loss) was calculated using average shares outstanding.
(3)	Not annualized for periods less than a full year.
(4)	Annualized for periods less than a full year.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Small Cap Opportunities Fund – Class R
Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
August 31,
2014(1)
Net Asset Value, Beginning of Period	$20.00

Loss from investment operations:
Net investment loss(2)	(0.16)
Net realized and unrealized loss on investments	(1.58)
Total from investment operations	(1.74)
Net Asset Value, End of Period	$18.26
Total Return(3)	(8.70)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$245
Ratio of expenses to average net assets
before waiver and reimbursements(4)	15.30%
Ratio of expenses to average net assets
after waiver and reimbursements(4)	1.55%
Ratio of net investment loss to average
net assets before waiver and reimbursements(4)	(15.02)%
Ratio of net investment loss to average
net assets after waiver and reimbursements(4)	(1.27)%
Portfolio turnover rate(3)	156.9%

(1)	The Fund commenced operations on December 27, 2013.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Small Cap Opportunities Fund – Class 1
Financial Highlights

Per Share Data for a Share Outstanding Throughout the Period

Period Ended
August 31,
2014(1)
Net Asset Value, Beginning of Period	$20.00

Loss from investment operations:
Net investment loss(2)	(0.12)
Net realized and unrealized loss on investments	(1.58)
Total from investment operations	(1.70)
Net Asset Value, End of Period	$18.30
Total Return(3)	(8.50)%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$1,690
Ratio of expenses to average net assets
before waiver and reimbursements(4)	11.14%
Ratio of expenses to average net assets
after waiver and reimbursements(4)	1.20%
Ratio of net investment loss to average
net assets before waiver and reimbursements(4)	(10.89)%
Ratio of net investment loss to average
net assets after waiver and reimbursements(4)	(0.95)%
Portfolio turnover rate(3)	156.9%

(1)	The Fund commenced operations on December 27, 2013.
(2)	Per share net investment loss was calculated using average shares outstanding.
(3)	Not annualized.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

Geneva Advisors Funds
Notes to Financial Statements
August 31, 2014

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Geneva Advisors Funds (the “Funds”) represent distinct series with their own investment objectives and policies within the Trust.  The investment objective of the All Cap Growth Fund, International Growth Fund and Small Cap Opportunities Fund is long-term capital appreciation.  The investment objective of the Equity Income Fund is current income, with a secondary objective of modest capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  Each Fund currently offers Class R shares and Class I shares.  The two classes differ principally in their respective distribution expenses.  Each class of shares has identical rights and privileges except with respect to the distribution expenses and voting rights on matters affecting a single share class.  The All Cap Growth Fund commenced operations on September 28, 2007.  The Equity Income Fund commenced operations on April 30, 2010.  The International Growth Fund commenced operations on May 30, 2013.  The Small Cap Opportunities Fund commenced operations December 27, 2013.  Costs incurred by each Fund in connection with the organization, registration and the initial public offering of shares were paid by Geneva Advisors, LLC (the “Advisor”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2014

has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (a “Pricing Service”).  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

The Funds have adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2014

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of August 31, 2014:

All Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stock(1)	$186,465,509	$—	$—	$186,465,509
Real Estate
Investment Trusts	1,478,310	—	—	1,478,310
Total Equity	187,943,819	—	—	187,943,819
Money Market Fund	2,388,148	—	—	2,388,148
Total Investments
in Securities	$190,331,967	$—	$—	$190,331,967

Equity Income Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stock(1)	$216,019,367	$—	$—	$216,019,367
Real Estate
Investment Trusts	8,275,794	—	—	8,275,794
Total Equity	224,295,161	—	—	224,295,161
Money Market Fund	9,468,529	—	—	9,468,529
Total Investments
in Securities	$233,763,690	$—	$—	$233,763,690

International Growth Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stock(1)	$30,061,172	$—	$—	$30,061,172
Preferred Stock	436,824	—	—	436,824
Total Equity	30,497,996	—	—	30,497,996
Money Market Fund	1,874,271	—	—	1,874,271
Total Investments
in Securities	$32,372,267	$—	$—	$32,372,267

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2014

Small Cap Opportunities Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stock(1)	$1,792,183	$—	$—	$1,792,183
Total Equity	1,792,183	—	—	1,792,183
Money Market Fund	151,696	—	—	151,696
Total Investments
in Securities	$1,943,879	$—	$—	$1,943,879

(1)	See the Schedule of Investments for Industry Classifications.

During the period ended August 31, 2014, there were no significant transfers between levels for the Funds. The Funds did not hold any Level 2 or 3 securities throughout the period. The Funds did not hold financial derivative instruments during the periods presented.

(b)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Funds will distribute any net investment income and any net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The amount of the dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2014

(e)	Share Valuation

The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The Funds charge a 2.00% redemption fee on shares held less than sixty days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Funds will retain the fee charged as an increase in paid-in capital and such fees become part of the Funds’ daily NAV calculation. The following table details redemption fees retained by the Funds.

	Period Ended	Period Ended
	August 31, 2014	August 31, 2013
All Cap Growth Fund
Class R	$572	$1,117
Class I	9,469	36,035

Equity Income Fund
Class R	239	637
Class I	5,111	3,860

International Growth Fund
Class R	184	—
Class I	30,531	—

Small Cap Opportunities Fund
Class R	—	N/A
Class I	—	N/A

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust or other equitable means. Expenses directly attributable to a class of shares, which presently only include distribution (12b-1) and service fees, are recorded to the specific class.

(g)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the specific identification method for best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2014

(3)	Federal Tax Matters
The tax character of distributions paid to shareholders were as follows:

	Ordinary Income*	Long-Term Capital Gains*
All Cap Growth Fund
Year Ended August 31, 2013	$—	$—
Year Ended August 31, 2014	$—	$—

	Ordinary Income	Long-Term Capital Gains
Equity Income Fund
Year Ended August 31, 2013	$1,135,617	$—
Year Ended August 31, 2014	$3,413,556	$8,343,307

	Ordinary Income*	Long-Term Capital Gains*
International Growth Fund
Period Ended August 31, 2013	$—	$—
Year Ended August 31, 2014	$—	$—

	Ordinary Income*	Long-Term Capital Gains*
Small Cap Opportunities Fund
Period Ended August 31, 2014	$—	$—

*	There were no distributions paid to shareholders in All Cap Growth Fund, International Growth Fund or Small Cap Opportunities Fund during the fiscal periods ended August 31, 2013 and August 31, 2014.

As of August 31, 2014, the components of accumulated earnings (losses) on a tax basis were as follows:

	All Cap	Equity
	Growth Fund	Income Fund
Cost basis of investments for
federal income tax purposes	$131,650,274	$193,593,298
Gross tax unrealized appreciation	59,905,180	41,486,966
Gross tax unrealized depreciation	(1,223,487)	(1,316,574)
Net tax unrealized appreciation	58,681,693	40,170,392
Undistributed ordinary income	—	2,045,477
Undistributed long-term capital gain	17,440,301	4,925,098
Total distributable earnings	17,440,301	6,970,575
Other accumulated losses	(3,679,726)	(1,348,073)
Total accumulated gains	$72,442,268	$45,792,894

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2014

		Small Cap
	International	Opportunities
	Growth Fund	Fund
Cost basis of investments for
federal income tax purposes	$29,882,574	$1,979,241
Gross tax unrealized appreciation	3,590,039	105,540
Gross tax unrealized depreciation	(1,100,346)	(140,902)
Net tax unrealized appreciation (depreciation)	2,489,693	(35,362)
Undistributed ordinary income	7,408	—
Undistributed long-term capital gain	—	—
Total distributable earnings	7,408	—
Other accumulated losses	(266,295)	(331,014)
Total accumulated gains (losses)	$2,230,806	$(366,376)

The difference between book basis and tax basis of investments is attributable mainly to deferral of losses on wash sales and partnership basis adjustments.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended August 31, 2014, the following table shows the reclassifications made:

				Small Cap
	All Cap	Equity	International	Opportunities
	Growth Fund	Income Fund	Growth Fund	Fund
Undistributed Net Investment
Income (Loss)	$(43)	$1,562,266	$684	$19
Accumulated Net Realized
Gain (Loss)	43	(1,518,817)	(683)	—
Paid-in Capital	—	(43,449)	(1)	(19)

During the fiscal year ended August 31, 2014, the All Cap Growth Fund utilized prior year capital loss carryovers of $13,791,846.
At August 31, 2014, the following funds deferred, on a tax basis, late-year ordinary losses and post-October capital losses of:

	Ordinary Late	Post-October
	Year Loss	Capital Loss
All Cap Growth Fund	$(3,679,726)	$—
Equity Income Fund	—	—
International Growth Fund	—	(266,287)
Small Cap Opportunities Fund	(12,372)	(318,642)

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2014

The Funds had no material uncertain tax positions and had not recorded a liability for unrecognized tax benefits as of August 31, 2014.  Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2014.  At August 31, 2014, the fiscal years 2011-2014 remained open to examination for the All Cap Growth Fund and the Equity Income Fund in each Fund’s major tax jurisdictions.  The fiscal years 2013-2014 remains open to examination for the International Growth Fund in the Fund’s major tax jurisdictions.  The fiscal year 2014 remains open to examination for the Small Cap Opportunities Fund in the Fund’s major tax jurisdictions.

(4)	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Funds.  Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Advisor for its management services at the annual rate of 1.10% of the Funds’ average daily net assets for the All Cap Growth, Equity Income and International Growth Funds, and an annual rate of 1.20% of the Fund’s average daily net assets for the Small Cap Opportunities Fund.

The Advisor has agreed to waive its management fee and/or reimburse each Fund’s other expenses through the expiration dates listed below, at the discretion of the Advisor and the Board of Trustees, to the extent necessary to ensure that the Funds’ total operating expenses (exclusive generally of interest and tax expenses, brokerage commissions, acquired fund fees and expenses, extraordinary and non-recurring expenses such as litigation) do not exceed each Fund’s Expense Limitation Cap, listed below, of each Fund’s average daily net assets.

	Expense Limitation Cap
	Class R	Class I	Expiration Date
All Cap Growth Fund	1.45%	1.10%	December 29, 2015
Equity Income Fund	1.45%	1.10%	December 29, 2015
International Growth Fund	1.45%	1.10%	May 22, 2016
Small Cap Opportunities Fund	1.55%	1.20%	December 27, 2016

Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Funds’ expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three fiscal years from the date such amount was waived or reimbursed.

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2014

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	All Cap	Equity	International	Small Cap
	Growth	Income	Growth	Opportunities
	Fund	Fund	Fund	Fund
August 31, 2015	$504,192	$255,432	$—	$—
August 31, 2016	603,542	325,749	73,646	—
August 31, 2017	583,375	522,690	233,519	130,117

(5)	Distribution and Shareholder Servicing Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes them to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of each Fund’s average daily net assets of Class R shares for services to prospective Fund shareholders and distribution of Fund shares, and 0.10% of each Fund’s average daily net assets of Class R shares for shareholder servicing.  During the period ended August 31, 2014, the Funds incurred distribution and shareholder servicing fees as follows:

		Shareholder
	Distribution Fees	Servicing Fees
All Cap Growth Fund	$131,104	$25,468
Equity Income Fund	$17,474	$6,990
International Growth Fund	$2,579	$1,032
Small Cap Opportunities Fund	$346	$139

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS,” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses; and reviews the Funds’ expense accruals.  Fees incurred for the period ended August 31, 2014, and owed as of August 31, 2014 are as follows:

	Incurred	Owed
All Cap Growth Fund	$253,671	$55,715
Equity Income Fund	$190,930	$56,083
International Growth Fund	$48,952	$14,062
Small Cap Opportunities Fund	$22,872	$8,807

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2014

USBFS also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as each Fund’s custodian.  Fees incurred for the period ended August 31, 2014, and owed as of August 31, 2014 are as follows:

Fund Accounting	Incurred	Owed
All Cap Growth Fund	$90,375	$19,397
Equity Income Fund	$72,399	$19,139
International Growth Fund	$35,383	$12,145
Small Cap Opportunities Fund	$19,435	$7,577

Transfer Agency	Incurred	Owed
All Cap Growth Fund	$118,083	$28,955
Equity Income Fund	$122,498	$37,153
International Growth Fund	$21,121	$5,076
Small Cap Opportunities Fund	$15,123	$4,844

Custody	Incurred	Owed
All Cap Growth Fund	$30,492	$7,410
Equity Income Fund	$21,652	$6,144
International Growth Fund	$15,523	$2,251
Small Cap Opportunities Fund	$8,259	$1,619

The All Cap Growth, Equity Income and International Growth Funds each have a line of credit with US Bank (see Note 9).
The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of USBFS and US Bank.
Certain officers of the Funds are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank. This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the period ended August 31, 2014, and owed as of August 31, 2014 are as follows:

	Incurred	Owed
All Cap Growth Fund	$12,001	$3,001
Equity Income Fund	$8,995	$2,251
International Growth Fund	$9,006	$2,254
Small Cap Opportunities Fund	$6,002	$2,252

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2014

(7)	Capital Share Transactions
Transactions in shares of the Funds were as follows:

All Cap Growth Fund
	Year Ended	Year Ended
Class R	August 31, 2014	August 31, 2013
Shares Sold	313,498	417,298
Shares Redeemed	(1,362,179)	(517,253)
Net Decrease	(1,048,681)	(99,955)

	Year Ended	Year Ended
Class I	August 31, 2014	August 31, 2013
Shares Sold	1,979,469	3,441,007
Shares Redeemed	(4,047,807)	(4,530,878)
Net Decrease	(2,068,338)	(1,089,871)

Equity Income Fund
	Year Ended	Year Ended
Class R	August 31, 2014	August 31, 2013
Shares Sold	42,305	69,907
Shares Issued to Holders in
Reinvestment of Distributions	12,563	1,375
Shares Redeemed	(39,054)	(41,461)
Net Increase	15,814	29,821

	Year Ended	Year Ended
Class I	August 31, 2014	August 31, 2013
Shares Sold	4,306,721	1,105,248
Shares Issued to Holders in
Reinvestment of Distributions	327,136	38,164
Shares Redeemed	(1,663,559)	(779,502)
Net Increase	2,970,298	363,910

International Growth Fund
	Year Ended	Period Ended
Class R	August 31, 2014	August 31, 2013(1)
Shares Sold	43,852	20,371
Shares Redeemed	(6,830)	(81)
Net Increase	37,022	20,290

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2014

	Year Ended	Period Ended
Class I	August 31, 2014	August 31, 2013(1)
Shares Sold	1,167,707	529,883
Shares Redeemed	(383,522)	(3)
Net Increase	784,185	529,880

Small Cap Opportunities Fund
	Period Ended
Class R	August 31, 2014(2)
Shares Sold	19,328
Shares Redeemed	(5,927)
Net Increase	13,401

	Period Ended
Class I	August 31, 2014(2)
Shares Sold	189,351
Shares Redeemed	(96,999)
Net Increase	92,352

(1)	The International Growth Fund commenced operations on May 30, 2013.
(2)	The Small Cap Opportunities Fund commenced operations on December 27, 2013.

(8)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the period ended August 31, 2014 are summarized below. There were no purchases or sales of U.S. government securities for the Funds.

				Small Cap
	All Cap	Equity	International	Opportunities
	Growth Fund	Income Fund	Growth Fund	Fund
Purchases	$189,312,417	$203,990,484	$36,678,652	$4,536,407
Sales	$275,715,855	$126,341,080	$19,158,821	$2,390,220

(9)	Line of Credit

At August 31, 2014, the All Cap Growth, Equity Income and International Growth Funds, had lines of credit in the amount of $30,000,000, $14,000,000 and $500,000, respectively, which all mature August 13, 2015. These unsecured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank. Interest will be accrued at the prime rate of 3.25% (as of

Geneva Advisors Funds
Notes to Financial Statements (Continued)
August 31, 2014

August 31, 2014). The following table provides information regarding usage of the lines of credit for the year ended August 31, 2014.

		Average		Maximum	Date of
	Days	Amount of	Interest	Amount of	Maximum
	Utilized	Borrowing	Expense*	Borrowing	Borrowing
All Cap Growth Fund	20	$5,906,250	$10,664	$20,539,000	4/29/2014
Equity Income Fund	8	$3,853,500	$2,783	$7,181,000	12/2/2013
International Growth Fund	1	$495,000	$45	$495,000	4/26/2014

* Interest expense is reported on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Geneva Advisors Funds and
  Board of Trustees of Trust for Professional Managers:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Geneva Advisors Funds, consisting of Geneva Advisors Equity Income Fund, Geneva Advisors All Cap Growth Fund, Geneva Advisors Small Cap Opportunities Fund, and Geneva Advisors International Growth Fund (collectively, the "Funds"), each a portfolio of the diversified series constituting Trust for Professional Managers, as of August 31, 2014, and the related statements of operations and changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds   are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of August 31, 2014, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Milwaukee, Wisconsin
October 30, 2014

Geneva Advisors Funds
Basis for Trustees’ Approval of Investment Advisory Agreement
(Unaudited)

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 13, 2014 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Geneva Advisors All Cap Growth Fund (the “All Cap Growth Fund”), the Geneva Advisors Equity Income Fund (the “Equity Income Fund”) and the Geneva Advisors International Growth Fund (the “International Growth Fund”), (each, a “Fund,” and together, the “Funds”), each a series of the Trust, and Geneva Investment Management of Chicago, LLC the Fund’s investment adviser (the “Adviser”).  The Trustees also met at a prior meeting held on June 19, 2014 (the “June 19, 2014 Meeting”) to review materials related to the renewal of the Agreement.  Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Funds’ performance, as well as the management fees and other expenses of the Funds, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Funds by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Funds and the Adviser’s other separately-managed accounts and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2015.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS

The Trustees considered the nature, extent and quality of services provided by the Adviser to the Funds and the amount of time devoted to the Funds’ affairs by the Adviser’s staff.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds, as well as the qualifications, experience and responsibilities of Robert C. Bridges and John P. Huber, co-portfolio managers of the All Cap Growth Fund

Geneva Advisors Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued) (Unaudited)

and Equity Income Fund, Gordon C. Scott, a co-portfolio manager of the Equity Income Fund, as of July 2014, and Daniel P. Delany, Reiner M. Triltsch, Matthew K. Scherer and Eswar C. Menon, co-portfolio managers of the International Growth Fund, noting that Mr. Triltsch, Mr. Scherer and Mr. Menon were added to the International Growth Fund as of July 2014 replacing Mr. Bridges and Mr. Huber, as well as other key personnel at the Adviser involved in the day-to-day activities of the Funds.  The Trustees reviewed information provided by the Adviser in a due diligence summary, including the structure of the Adviser’s compliance program, and discussed the Adviser’s marketing activity and its continuing commitment to the growth of Fund assets.  The Trustees noted that during the course of the prior year they had met with the Adviser in person to discuss various performance, marketing and compliance issues.  The Trustees also noted any services that extended beyond portfolio management, and they considered the trading capability of the Adviser.  The Trustees discussed in detail the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Funds, as well as the Adviser’s compliance program, were satisfactory and reliable.

2.INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER

The Trustees discussed the performance of the Institutional Class shares of the All Cap Growth Fund for the year-to-date, one-year, three-year and five-year periods ended April 30, 2014 the performance of the Institutional Class shares of the Equity Income Fund for the year-to-date, one-year and three-year periods ended April 30, 2014, and the performance of the Institutional Class shares of the International Growth Fund for the year-to-date period ended April 30, 2014.  In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and long-term performance of the All Cap and Equity Income Funds on both an absolute basis and in comparison to a benchmark index (the Russell 3000 Growth Index for the All Cap Growth Fund, the S&P 500 Index for the Equity Income Fund).  The Trustees compared the performance of the International Growth Fund to the Russell Global ex US Index.  The Trustees also compared each Fund’s performance to a peer group of similar funds as constructed by data presented by Morningstar Direct (a peer group of U.S. open-end large growth funds for the All Cap Growth Fund and for the Equity Income Fund, and a peer group of U.S. open end world stock funds for the International Growth Fund) (each a “Morningstar Peer Group”).  The Trustees also reviewed information on the historical performance of other separately-managed accounts of the Adviser similar to the Funds in terms of investment strategy.

The Trustees noted that the All Cap Growth Fund’s performance for the year-to-date, one-year, three-year and five-year periods ended April 30, 2014 was below the Morningstar

Geneva Advisors Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued) (Unaudited)

Peer Group median for those periods, falling in the fourth quartile for the year-to-date, one-year and three-year periods and the third quartile for the five-year period.  The Trustees further noted that for the year-to-date, one-year and three-year periods ended April 30, 2014, the All Cap Growth Fund’s performance was the worst of the Morningstar Peer Group.  The Trustees further noted that the All Cap Growth Fund’s performance for the year-to-date, one-year, three-year, five-year and since inception periods ended March 31, 2014 underperformed the Russell 3000 Growth Index.

The Trustees noted that the Equity Income Fund’s performance for the year-to-date and three-year periods ended April 30, 2014 fell within the first quartile and second quartile, respectively, and ranked above the Morningstar Peer Group median.  The Trustees further noted that the Equity Income Fund’s performance for the one-year period ended April 30, 2014 was below its peer group median and fell within the fourth quartile.  The Trustees noted that the Equity Income Fund’s performance for the year-to-date and since-inception periods ended March 31, 2014 outperformed the S&P 500 Index, while the Fund’s performance for the one-year and three-year periods ended March 31, 2014 lagged the S&P 500 Index.

The Trustees noted that the International Growth Fund’s performance for the year-to-date period ended April 30, 2014 was the worst within its Peer Group and significantly below the Morningstar Peer Group median.  However, the Trustees noted the short period of time the Fund had been in existence.  The Trustees noted that the International Growth Fund’s performance for the since inception period ended March 31, 2014 outperformed the Russell Global ex US Index, while the Fund’s performance for the year-to-date period ended March 31, 2014 lagged that Index.

After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for the Funds was satisfactory under current market conditions.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Funds and their shareholders were likely to benefit from the Adviser’s continued management.

3.COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Funds.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selections.  The Trustees considered the cost structure of each Fund relative to its Morningstar Peer Group and the Adviser’s separately-managed accounts, as well as the fee waivers and expense reimbursements of the Adviser.

The Trustees also considered the overall profitability of the Adviser, reviewing the Adviser’s financial information and noting that the Adviser had provided substantial subsidies for the Funds’ operations since each Fund’s inception and had not recouped

Geneva Advisors Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued) (Unaudited)

those subsidies.  The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement and the expense subsidizations undertaken by the Adviser, as well as the Funds’ brokerage commissions and use of soft dollars by the Adviser.  These considerations were based on materials requested by the Trustees and the Funds’ administrator specifically for the June 19, 2014 meeting and the August 13, 2014 meeting at which the Agreement was formally considered, as well as the reports made by the Adviser over the course of the year.

The Trustees noted that unlike most mutual funds, including those in the Morningstar Peer Groups, the Funds’ operate under a unitary fee structure whereby many of the Funds’ ordinary operating expenses are paid by the Adviser out of its management fee.

The Trustees noted that the All Cap Growth Fund’s contractual management fee of 1.10% was above its peer group average of 0.73% and ranked highest among its Morningstar Peer Group.  The Trustees observed that the All Cap Growth Fund’s total expense ratio (net of fee waivers and expense reimbursements) of 1.10% for its Institutional Class shares fell within the fourth quartile, above its Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 0.96%, which fell within the second quartile.  The Trustees then compared the fees paid by the All Cap Growth Fund to the fees paid by separately-managed accounts of the Adviser with similar investment strategies and noted that these fees were similar.

The Trustees noted that the Equity Income Fund’s contractual management fee of 1.10% was the highest in its peer group, above its peer group average of 0.71%, which fell within the third quartile.  The Trustees observed that the Equity Income Fund’s total expense ratio (net of fee waivers and expense reimbursements) of 1.10% for its Institutional Class shares, which fell into the fourth quartile, was higher than its Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 0.95%, which fell within the second quartile.  The Trustees then compared the fees paid by the Equity Income Fund to the fees paid by separately-managed accounts of the Adviser with similar investment strategies and noted that these fees were similar.

The Trustees noted that the International Growth Fund’s contractual management fee of 1.10% fell within the fourth quartile, above its peer group average of 0.88%, which fell within the third quartile.  The Trustees observed that the International Growth Fund’s total expense ratio (net of fee waivers and expense reimbursements) of 1.10% for its Institutional Class shares, which fell into the second quartile, was below its Morningstar Peer Group average (which excludes Rule 12b-1 fees) of 1.24%, which fell within the third quartile.  The Trustees then compared the fees paid by the International Growth Fund to the fees paid by separately-managed accounts of the Adviser with similar investment strategies and noted that these fees were similar.

The Trustees concluded that the Funds’ expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and

Geneva Advisors Funds
Basis for Trustees’ Approval of Investment Advisory Agreement (Continued) (Unaudited)

management fee information.  The Trustees further concluded, based on a profitability analysis prepared by the Adviser, that while the Adviser was not realizing profits in connection with its management of the International Growth Fund, the Adviser’s profit from sponsoring the All Cap Growth Fund and the Equity Income Fund had not been, and currently was not, excessive and that the Adviser maintained adequate profit levels to support its services to the Funds from the revenues of its overall investment advisory business, despite its subsidies to support the Funds’ operations.

4.EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW

The Trustees compared each Fund’s expenses relative to its peer group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of each Fund’s management fee and whether each Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees reviewed all fee waivers and expense reimbursements by the Adviser with respect to the Funds.  The Trustees noted that the Funds’ management fee structure did not contain any breakpoint reductions as the Funds’ assets grow in size, but that the Adviser had provided information to the Trustees concerning the future circumstances that may warrant a breakpoint in the fee structure.  With respect to the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded that the current fee structure was reasonable and reflected a sharing of economies of scale between the Adviser and the Funds at the Funds’ current asset levels.

5.BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS

The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Funds.  The Trustees examined the brokerage and commissions of the Adviser with respect to the Funds.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or increased ability to obtain research or brokerage services, appear to be reasonable, and in many cases may benefit the Funds through growth in assets.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of each Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the continuation of the Advisory Agreement for an additional term ending August 31, 2015 as being in the best interests of the Funds and their shareholders.

Geneva Advisors Funds
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Geneva Advisors Funds
Additional Information
(Unaudited)

Tax Information

The Funds designated the following percentages of ordinary dividends declared during the fiscal period ended August 31, 2014 as dividends qualifying for the dividends received deduction available to corporate shareholders:

All Cap Growth Fund	0.00%
Equity Income Fund	88.50%
International Growth Fund	0.00%
Small Cap Opportunities Fund	0.00%

The Funds designated the following percentages of ordinary dividends declared from net investment income during the fiscal period ended August 31, 2014, as qualified income under the Jobs and Growth Tax Relief Act of 2003:

All Cap Growth Fund	0.00%
Equity Income Fund	100.00%
International Growth Fund	0.00%
Small Cap Opportunities Fund	0.00%

Indemnification

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-877-343-6382.

Geneva Advisors Funds
Additional Information (Continued)
(Unaudited)

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Adress and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Michael D. Akers, Ph.D.	Trustee	Indefinite	Professor and	34	Independent
615 E. Michigan St.		Term; Since	Chair, Department		Trustee, USA
Milwaukee, WI 53202		August 22,	of Accounting,		MUTUALS
Age: 59		2001	Marquette University		(an open-end
			(2004–present).		investment
company with
two portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/	34	Independent
615 E. Michigan St.		Term; Since	Midwest Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 57		2001	(1986–Present).		(an open-end
investment
company with
two portfolios).

Jonas B. Siegel	Trustee	Indefinite	Retired. Managing	34	Independent
615 E. Michigan St.		Term; Since	Director, Chief		Trustee, Gottex
Milwaukee, WI 53202		October 23,	Administrative		Multi-Asset
Age: 71		2009	Officer (“CAO”) and		Endowment fund
			Chief Compliance		complex (three
			Officer (“CCO”),		closed-end
			Granite Capital		investment
			International Group,		companies);
			L.P. (an investment		Independent
			management firm)		Trustee, Gottex
			(1994–2011).		Multi-Alternatives
fund complex
(three closed-end
investment
companies);
Independent
Manager, Ramius
IDF fund
complex (two
closed-end
investment
companies);
Independent
Trustee, Gottex
Trust (an open-
end investment
company with
one portfolio).

Geneva Advisors Funds
Additional Information (Continued)
(Unaudited)

Interested Trustee and Officers

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Adress and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Joseph C. Neuberger(1)	Chairperson	Indefinite	Executive Vice	34	Trustee, Buffalo
615 E. Michigan St.	and	Term; Since	President, U.S.		Funds (an open-
Milwaukee, WI 53202	Trustee	August 22,	Bancorp Fund		end investment
Age: 52		2001	Services, LLC		company with
			(1994–present).		ten portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).

John P. Buckel	President	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	and	Term; Since	Administrator,
Milwaukee, WI 53202	Principal	January 24,	U.S. Bancorp Fund
Age: 57	Executive	2013	Services, LLC
	Officer		(2004–present).

Jennifer A. Lima	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 24,	U.S. Bancorp Fund
Age: 40	and	2013	Services LLC
	Principal		(2002–present).
Financial
and
Accounting
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.		Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		November 15,	Services, LLC
Age: 35		2005	(2004–present).

Anita M. Zagrodnik	Chief	Indefinite	Senior Vice President,	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Officer, Vice	July 1,	Services, LLC (January
Age: 54	President and	2014	2014–present); Senior
	Anti-Money		Vice President, Ariel
	Laundering		Investments, LLC
	Officer		(2010–2013); Vice
President, Ariel
Investments, LLC
(2003–2010).

Geneva Advisors Funds
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Adress and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Jesse J. Schmitting	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator,
Milwaukee, WI 53202		July 21,	U.S. Bancorp Fund
Age: 32		2011	Services, LLC
(2008–present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

The matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Advisor’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Advisor or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

PROXY VOTING POLICIES AND PROCEDURES (Unaudited)

The Funds have adopted proxy voting policies and procedures that delegate to the Advisor the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at 1-877-343-6382. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-343-6382, or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. If you would like to discontinue householding for your accounts, please call toll-free at 1-877-343-6382 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

Geneva Advisors Funds

Investment Advisor
Geneva Advisors, LLC
181 W. Madison Street, Suite 3575
Chicago, Illinois 60602

Legal Counsel
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR. Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2014 1	FYE 8/31/2013 2
Audit Fees	$84,115	$59,735
Audit-Related Fees	0	0
Tax Fees	$14,680	$10,588
All Other Fees	0	0

1)	Relates to the All Cap Growth, Equity Income, International Growth and Small Cap Opportunities Funds.
2)	Relates to the All Cap Growth, Equity Income and International Growth Funds.

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Deloitte & Touche LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2014	FYE 8/31/2013
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 8/31/2014	FYE 8/31/2013
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. A copy of the registrant’s Code of Ethics is filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title       /s/John Buckel
John Buckel, President

Date     11/5/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/John Buckel
John Buckel, President

Date     11/5/14

By (Signature and Title)*    /s/Jennifer Lima
Jennifer Lima, Treasurer

Date      11/5/14

* Print the name and title of each signing officer under his or her signature.